GOING CONCERN (Details Narrative) - USD ($) $ in Millions	9 Months Ended
	Dec. 31, 2023	Jan. 31, 2024
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 5.3
Total current liabilities	2.7
Net loss	50.5
Cash used in operating activities	11.2
Cash on hand		$ 5.3
Public float	$ 75.0